Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Other Current Liabilities
Other Current Liabilities

9. Other Current Liabilities

Components of other current liabilities are as follows:

	As of December 31,
	(Amount in Thousands)
	2018	2019	2019
	RMB	RMB	US$
Accrued expenses	152,805	143,042	20,547
Advance from customers	159,030	33,507	4,813
Interest payable for convertible notes	2,100	—	—
Deposits from lending and other business	116,765	42,265	6,071
Other payables	123,450	96,141	13,809
Payable to individual investors of lending and other business	122,828	50,793	7,296
Payable for purchases of property and equipment	9,572	1,311	188
Other tax payable	36,102	28,452	4,087
Operating lease liability-current	—	11,674	1,677
Payable to individual for trust service	—	314,713	45,206
Total	722,652	721,898	103,694

Accrued expenses mainly consist of payables for marketing expenses and professional service fees.

Deposits from lending and other businesses mainly consists of the security deposits from individual borrowers for their loans.

Payable to individual investors of lending and other businesses consists of interests and principals payable to individual investors who purchased other financial products distributed by the Group.

Payable to individual for trust service consists of the proceeds of stock sold on behalf of individual trust client and would be remitted to such client in a short period.